Warrant Liabilities (Tables)	12 Months Ended
Jul. 31, 2020
Warrant Liabilities [Abstract]
Schedule of warrant liabilities
	2017 Unsecured Convertible Debentures Warrants	USD$25,000 Registered Direct Offering	USD$20,000 Registered Direct Offering	Total
Opening balance as at August 1, 2018	$3,130	$—	$—	$3,130
Exercised	(6,367)	—	—	(6,367)
Loss in revaluation of financial instruments	3,730	—	—	3,730
Balance as at July 31, 2019	$493	$—	$—	$493
Issued	—	5,629	3,967	9,596
Exercised	(106)	—	—	(106)
(Gain) in revaluation of financial instruments	(387)	(3,712)	(2,434)	(6,533)
Balance as at July 31, 2020	$—	$1,917	$1,533	$3,450